Schedule of foreign currency translation and transaction (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Foreign currency exchange rate	0.7288
Year-end HK$:GBP exchange rate [Member]
Foreign currency exchange rate	0.0929	0.1013	0.0998
Annual average HK$:GBP exchange rate [Member]
Foreign currency exchange rate	0.0992	0.1015	0.1051